Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net revenues
Total Revenues	$ 23,785,346	$ 15,842,567	$ 65,705,122	$ 64,999,611
Costs and expenses:
Cost of service fees	20,786,445	13,300,805	55,861,403	54,721,710
Selling, general and administrative	1,911,850	2,319,911	7,016,044	9,341,784
Non-cash compensation	11,258	38,400	2,718,152	2,050,862
Bad debt expense	694,678	442,778	1,566,804	1,350,177
Depreciation and amortization	735,678	779,443	3,035,799	3,120,243
Total costs and operating expenses	24,139,909	16,881,337	70,198,202	70,584,776
Loss from operations	(354,563)	(1,038,770)	(4,493,080)	(5,585,165)
Interest expense	(356,281)	(348,414)	(1,446,640)	(1,112,527)
Gain on disposition	13,500		13,500
Other income (expense)	987,766	9,740	(50,268)	1,459,615
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	290,422	(1,377,444)	(5,919,894)	(5,324,649)
Income taxes
Net loss from continuing operations	290,422	(1,377,444)	(5,976,488)	(6,564,643)
Net income attributable to the non-controlling interest	14,140	11,228	35,054	106,261
Net loss attributable to Net Element, Inc. stockholders	304,562	(1,366,216)	(5,941,434)	(6,458,382)
Foreign currency translation	18,583	130,813	14,777	(42,025)
Comprehensive loss attributable to common stockholders	$ 323,145	$ (1,235,403)	$ (5,926,657)	$ (6,500,407)
Loss per share - basic and diluted (in dollars per share)	$ 0.05	$ (0.33)	$ (1.34)	$ (1.60)
Weighted average number of common shares outstanding - basic and diluted (in shares)	5,970,583	4,117,643	4,420,777	4,041,957
Service Fees [Member]
Net revenues
Total Revenues	$ 23,785,346	$ 15,842,567	$ 65,705,122	$ 64,999,611